Summary of Significant Accounting Policies and Organization - Schedule of Components of Deferred Income Taxes (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Operating Loss Carryforward	$ 3,379,542	$ 2,910,863
Valuation allowance	(3,379,542)	(2,910,863)
Net deferred tax asset
Net deferred tax liability